                           BNY Hamilton Funds, Inc.

                        Supplement dated April 17, 2008
    To BNY Hamilton Equity Funds Prospectus -- Class A and Investor Shares
                                      and
           To BNY Hamilton Funds Prospectus -- Institutional Shares
                           each dated April 30, 2007

   The following actions have taken place with respect to the following BNY Hamilton Funds:

1. BNY Hamilton Global Real Estate Securities Fund

   On June 2, 2007, The Bank of New York Company, Inc., which is the parent company of The Bank of New York (the "Advisor"), the investment adviser to BNY Hamilton Funds, Inc. and each series thereof (the "BNY Hamilton Funds"), completed a merger with Mellon Financial Corporation to form The Bank of New York Mellon Corporation ("BNY Mellon"). As of the same date the Advisor became a wholly-owned subsidiary of BNY Mellon. Subsequently, the Advisor informed the Board of Directors of the BNY Hamilton Funds (the "Board") that it intended to formulate and present to the Board a plan that might recommend eliminating the BNY Hamilton Funds brand name and merging most of the existing BNY Hamilton Funds into funds in the Dreyfus or Mellon Private Wealth fund families. Both of these fund families are also part of the BNY Mellon asset management business.

   In connection with this initiative, on April 16, 2008 the Advisor recommended and the Board of Directors of the BNY Hamilton Global Real Estate Securities Fund (the "Fund") unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which your shares of the Fund will be exchanged for shares of total equal value in the Dreyfus Premier Global Real Estate Securities Fund. The transaction is expected to be tax-free to you. The Fund's expense ratio will not increase at this time because the Advisor has undertaken as necessary to waive its fees and/or reimburse expenses from the date of this supplement until two years following completion of the proposed transaction. The Dreyfus Premier Global Real Estate Securities Fund will be managed by the same investment personnel using substantially the same investment program as the current Fund.

   To effect the proposed transaction, The Dreyfus Premier Global Real Estate Securities Fund, a newly organized fund advised by The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon, will acquire all of the assets and assume all of the liabilities of the Fund in exchange for shares of the Dreyfus Premier Global Real Estate Securities Fund, which will be immediately distributed to Fund shareholders in complete liquidation of the Fund.

   The transaction is subject to the approval of the shareholders of the Fund and to the satisfaction of certain other conditions. Proxy materials relating to a special meeting of Fund shareholders are expected to be mailed to shareholders in late April, 2008, following the creation and registration of the Dreyfus Premier Global Real Estate Securities Fund. If the Agreement is approved by Fund shareholders and certain other conditions required by the Agreement are satisfied, the transaction is expected to occur late in September 2008.

   In the meantime, there are no changes to the procedures for purchasing or redeeming Fund shares.

   The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Dreyfus Premier Global Real Estate Securities Fund, nor is it a solicitation of any proxy. Shareholders of record on the record date set by the Board of Directors will receive the combined prospectus and proxy statement relating to the Agreement (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective.

   The Prospectus of the Fund will be further supplemented or revised as material developments occur associated with the events contemplated above.

                  ******************************************

2. BNY Hamilton International Equity Fund

   On June 2, 2007, The Bank of New York Company, Inc., which is the parent company of The Bank of New York (the "Advisor"), the investment adviser to BNY Hamilton Funds, Inc. and each series thereof (the "BNY Hamilton Funds"), completed a merger with Mellon Financial Corporation to form The Bank of New York Mellon Corporation ("BNY Mellon"). As of the same date the Advisor became a wholly-owned subsidiary of BNY Mellon. Subsequently, the Advisor informed the Board of Directors of the BNY Hamilton Funds (the "Board") that it intended to formulate and present to the Board a plan that might recommend eliminating the BNY Hamilton Funds brand name and merging most of the existing BNY Hamilton Funds into funds in the Dreyfus or Mellon Private Wealth fund families. Both of these fund families are also part of the BNY Mellon asset management business.

   In connection with this initiative, on April 16, 2008 the Advisor recommended and the Board of Directors of the BNY Hamilton International Equity Fund (the "Fund") unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which your shares of the Fund will be exchanged for shares of total equal value in the BNY Mellon International Appreciation Fund. The transaction is expected to be tax-free to you. The Fund's expense ratio will not increase at this time because the Advisor has undertaken as necessary to waive its fees and/or reimburse expenses from the date of this supplement until two years following completion of the proposed transaction. The BNY Mellon International Appreciation Fund will be managed by the same investment personnel using substantially the same investment program as the current Fund.

   To effect the proposed transaction, The BNY Mellon International Appreciation Fund, a newly organized fund advised by BNY Mellon Fund Advisers, a division of The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon, will acquire all of the assets and assume all of the liabilities of the Fund in exchange for shares of the BNY Mellon International Appreciation Fund, which will be immediately distributed to Fund shareholders in complete liquidation of the Fund.

   The transaction is subject to the approval of the shareholders of the Fund and to the satisfaction of certain other conditions. Proxy materials relating to a special meeting of Fund shareholders are expected to be mailed to shareholders in late April, 2008, following the creation and registration of the BNY Mellon International Appreciation Fund. If the Agreement is approved by Fund shareholders and certain other conditions required by the Agreement are satisfied, the transaction is expected to occur late in September 2008.

   In the meantime, there are no changes to the procedures for purchasing or redeeming Fund shares.

   The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the BNY Mellon International Appreciation Fund, nor is it a solicitation of any proxy. Shareholders of record on the record date set by the Board of Directors will receive the combined prospectus and proxy statement relating to the Agreement (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective.

   The Prospectus of the Fund will be further supplemented or revised as material developments occur associated with the events contemplated above.

                  ******************************************

3. BNY Hamilton Large Cap Equity Fund

   On June 2, 2007, The Bank of New York Company, Inc., which is the parent company of The Bank of New York (the "Advisor"), the investment adviser to BNY Hamilton Funds, Inc. and each series thereof (the "BNY Hamilton Funds"), completed a merger with Mellon Financial Corporation to form The Bank of New York Mellon Corporation ("BNY Mellon"). As of the same date the Advisor became a wholly-owned subsidiary of BNY Mellon. Subsequently, the Advisor informed the Board of Directors of the BNY Hamilton Funds (the "Board") that it intended to formulate and present to the Board a plan that might recommend eliminating the BNY Hamilton Funds brand name and merging most of the existing BNY Hamilton Funds into funds in the Dreyfus or Mellon Private Wealth fund families. Both of these fund families are also part of the BNY Mellon asset management business.

   In connection with this initiative, on April 16, 2008 the Advisor recommended and the Board of Directors of the BNY Hamilton Large Cap Equity Fund (the "Fund") unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which your shares of the Fund will be exchanged for shares of total equal value in the Dreyfus Premier Large Cap Equity Fund. The transaction is expected to be tax-free to you. The Fund's expense ratio will not increase at this time because the Advisor has undertaken as necessary to waive its fees and/or reimburse expenses from the date of this supplement until two years following completion of the proposed transaction. The Dreyfus Premier Large Cap Equity Fund will be managed by the same investment personnel using substantially the same investment program as the current Fund.

   To effect the proposed transaction, The Dreyfus Premier Large Cap Equity Fund, a newly organized fund advised by The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon, will acquire all of the assets and assume all of the liabilities of the Fund in exchange for shares of the Dreyfus Premier Large Cap Equity Fund, which will be immediately distributed to Fund shareholders in complete liquidation of the Fund.

   The transaction is subject to the approval of the shareholders of the Fund and to the satisfaction of certain other conditions. Proxy materials relating to a special meeting of Fund shareholders are expected to be mailed to shareholders in late April, 2008, following the creation and registration of the Dreyfus Premier Large Cap Equity Fund. If the Agreement is approved by Fund shareholders and certain other conditions required by the Agreement are satisfied, the transaction is expected to occur late in September 2008.

   In the meantime, there are no changes to the procedures for purchasing or redeeming Fund shares.

   The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Dreyfus Premier Large Cap Equity Fund, nor is it a solicitation of any proxy. Shareholders of record on the record date set by the Board of Directors will receive the combined prospectus and proxy statement relating to the Agreement (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective.

   The Prospectus of the Fund will be further supplemented or revised as material developments occur associated with the events contemplated above.

                  ******************************************

4. BNY Hamilton Large Cap Growth Fund

   On June 2, 2007, The Bank of New York Company, Inc., which is the parent company of The Bank of New York (the "Advisor"), the investment adviser to BNY Hamilton Funds, Inc. and each series thereof (the "BNY Hamilton Funds"), completed a merger with Mellon Financial Corporation to form The Bank of New York Mellon Corporation ("BNY Mellon"). As of the same date the Advisor became a wholly-owned subsidiary of BNY Mellon. Subsequently, the Advisor informed the Board of Directors of the BNY Hamilton Funds (the "Board") that it intended to formulate and present to the Board a plan that might recommend eliminating the BNY Hamilton Funds brand name and merging most of the existing BNY Hamilton Funds into funds in the Dreyfus or Mellon Private Wealth fund families. Both of these fund families are also part of the BNY Mellon asset management business.

   In connection with this initiative, on April 16, 2008 the Advisor recommended and the Board of Directors of the BNY Hamilton Large Cap Growth Fund (the "Fund") unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which your shares of the Fund will be exchanged for shares of total equal value in the Dreyfus Premier Large Cap Growth Fund. The transaction is expected to be tax-free to you. The Fund's expense ratio will not increase at this time because the Advisor has undertaken as necessary to waive its fees and/or reimburse expenses from the date of this supplement until two years following completion of the proposed transaction. The Dreyfus Premier Large Cap Growth Fund will be managed by the same investment personnel using substantially the same investment program as the current Fund.

   To effect the proposed transaction, The Dreyfus Premier Large Cap Growth Fund, a newly organized fund advised by The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon, will acquire all of the assets and assume all of the liabilities of the Fund in exchange for shares of the Dreyfus Premier Large Cap Growth Fund, which will be immediately distributed to Fund shareholders in complete liquidation of the Fund.

   The transaction is subject to the approval of the shareholders of the Fund and to the satisfaction of certain other conditions. Proxy materials relating to a special meeting of Fund shareholders are expected to be mailed to shareholders in late April, 2008, following the creation and registration of the Dreyfus Premier Large Cap Growth Fund. If the Agreement is approved by Fund shareholders and certain other conditions required by the Agreement are satisfied, the transaction is expected to occur late in September 2008.

   In the meantime, there are no changes to the procedures for purchasing or redeeming Fund shares.

   The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Dreyfus Premier Large Cap Growth Fund, nor is it a solicitation of any proxy. Shareholders of record on the record date set by the Board of Directors will receive the combined prospectus and proxy statement relating to the Agreement (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective.

   The Prospectus of the Fund will be further supplemented or revised as material developments occur associated with the events contemplated above.

                  ******************************************

5. BNY Hamilton Large Cap Value Fund

   On June 2, 2007, The Bank of New York Company, Inc., which is the parent company of The Bank of New York (the "Advisor"), the investment adviser to BNY Hamilton Funds, Inc. and each series thereof (the "BNY Hamilton Funds"), completed a merger with Mellon Financial Corporation to form The Bank of New York Mellon Corporation ("BNY Mellon"). As of the same date the Advisor became a wholly-owned subsidiary of BNY Mellon. Subsequently, the Advisor informed the Board of Directors of the BNY Hamilton Funds (the "Board") that it intended to formulate and present to the Board a plan that might recommend eliminating the BNY Hamilton Funds brand name and merging most of the existing BNY Hamilton Funds into funds in the Dreyfus or Mellon Private Wealth fund families. Both of these fund families are also part of the BNY Mellon asset management business.

   In connection with this initiative, on April 16, 2008 the Advisor recommended and the Board of Directors of the BNY Hamilton Large Cap Value Fund (the "Fund") unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which your shares of the Fund will be exchanged for shares of total equal value in the Dreyfus Premier Large Cap Value Fund. The transaction is expected to be tax-free to you.

The Fund's expense ratio will not increase at this time because the Advisor has undertaken as necessary to waive its fees and/or reimburse expenses from the date of this supplement until two years following completion of the proposed transaction. The Dreyfus Premier Large Cap Value Fund will be managed by the same investment personnel using substantially the same investment program as the current Fund.

   To effect the proposed transaction, The Dreyfus Premier Large Cap Value Fund, a newly organized fund advised by The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon, will acquire all of the assets and assume all of the liabilities of the Fund in exchange for shares of the Dreyfus Premier Large Cap Value Fund, which will be immediately distributed to Fund shareholders in complete liquidation of the Fund.

   The transaction is subject to the approval of the shareholders of the Fund and to the satisfaction of certain other conditions. Proxy materials relating to a special meeting of Fund shareholders are expected to be mailed to shareholders in late April, 2008, following the creation and registration of the Dreyfus Premier Large Cap Value Fund. If the Agreement is approved by Fund shareholders and certain other conditions required by the Agreement are satisfied, the transaction is expected to occur late in September 2008.

   In the meantime, there are no changes to the procedures for purchasing or redeeming Fund shares.

   The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Dreyfus Premier Large Cap Value Fund, nor is it a solicitation of any proxy. Shareholders of record on the record date set by the Board of Directors will receive the combined prospectus and proxy statement relating to the Agreement (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective.

   The Prospectus of the Fund will be further supplemented or revised as material developments occur associated with the events contemplated above.

                  ******************************************

6. BNY Hamilton Small Cap Core Equity Fund

   On June 2, 2007, The Bank of New York Company, Inc., which is the parent company of The Bank of New York (the "Advisor"), the investment adviser to BNY Hamilton Funds, Inc. and each series thereof (the "BNY Hamilton Funds"), completed a merger with Mellon Financial Corporation to form The Bank of New York Mellon Corporation ("BNY Mellon"). As of the same date the Advisor became a wholly-owned subsidiary of BNY Mellon. Subsequently, the Advisor informed the Board of Directors of the BNY Hamilton Funds (the "Board") that it intended to formulate and present to the Board a plan that might recommend eliminating the BNY Hamilton Funds brand name and merging most of the existing BNY Hamilton Funds into funds in the Dreyfus or Mellon Private Wealth fund families. Both of these fund families are also part of the BNY Mellon asset management business.

   In connection with this initiative, on April 16, 2008 the Advisor recommended and the Board of Directors of the BNY Hamilton Small Cap Core Equity Fund (the "Fund") unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which your shares of the Fund will be exchanged for shares of total equal value in the BNY Mellon Small Cap Stock Fund. The transaction is expected to be tax-free to you. The Fund's expense ratio will not increase at this time because the Advisor has undertaken as necessary to waive its fees and/or reimburse expenses from the date of this supplement until two years following completion of the proposed transaction. The BNY Mellon Small Cap Stock Fund will be managed using substantially the same investment program as the current Fund.

   To effect the proposed transaction, The BNY Mellon Small Cap Stock Fund, a fund advised by BNY Mellon Fund Advisers, a division of The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon, will acquire all of the assets and assume all of the liabilities of the Fund in exchange for shares of the BNY Mellon Small Cap Stock Fund, which will be immediately distributed to Fund shareholders in complete liquidation of the Fund.

   The transaction is subject to the approval of the shareholders of the Fund and to the satisfaction of certain other conditions. Proxy materials relating to a special meeting of Fund shareholders are expected to be mailed to shareholders in late April, 2008. If the Agreement is approved by Fund shareholders and certain other conditions required by the Agreement are satisfied, the transaction is expected to occur late in September 2008.

   In the meantime, there are no changes to the procedures for purchasing or redeeming Fund shares.

   The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the BNY Mellon Small Cap Stock Fund, nor is it a solicitation of any proxy. Shareholders of record on the record date set by the Board of Directors will receive the combined prospectus and proxy statement relating to the Agreement (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective.

   The Prospectus of the Fund will be further supplemented or revised as material developments occur associated with the events contemplated above.

                  ******************************************

7. BNY Hamilton Small Cap Growth Fund

   On June 2, 2007, The Bank of New York Company, Inc., which is the parent company of The Bank of New York (the "Advisor"), the investment adviser to BNY Hamilton Funds, Inc. and each series thereof (the "BNY Hamilton Funds"), completed a merger with Mellon Financial Corporation to form The Bank of New York Mellon Corporation ("BNY Mellon"). As of the same date the Advisor became a wholly-owned subsidiary of BNY Mellon. Subsequently, the Advisor informed the Board of Directors of the BNY Hamilton Funds (the "Board") that it intended to formulate and present to the Board a plan that might recommend eliminating the BNY Hamilton Funds brand name and merging most of the existing BNY Hamilton Funds into funds in the Dreyfus or Mellon Private Wealth fund families. Both of these fund families are also part of the BNY Mellon asset management business.

   In connection with this initiative, on April 16, 2008 the Advisor recommended and the Board of Directors of the BNY Hamilton Small Cap Growth Fund (the "Fund") unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which your shares of the Fund will be exchanged for shares of total equal value in the BNY Mellon Small Cap Stock Fund. The transaction is expected to be tax-free to you. The Fund's expense ratio will not increase at this time because the Advisor has undertaken as necessary to waive its fees and/or reimburse expenses from the date of this supplement until two years following completion of the proposed transaction. The BNY Mellon Small Cap Stock Fund will be managed by the same investment personnel using substantially the same investment program as the current Fund.

   To effect the proposed transaction, The BNY Mellon Small Cap Stock Fund, a fund advised by BNY Mellon Fund Advisers, a division of The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon, will acquire all of the assets and assume all of the liabilities of the Fund in exchange for shares of the BNY Mellon Small Cap Stock Fund, which will be immediately distributed to Fund shareholders in complete liquidation of the Fund.

   The transaction is subject to the approval of the shareholders of the Fund and to the satisfaction of certain other conditions. Proxy materials relating to a special meeting of Fund shareholders are expected to be mailed to shareholders in late April, 2008. If the Agreement is approved by Fund shareholders and certain other conditions required by the Agreement are satisfied, the transaction is expected to occur late in September 2008.

   In the meantime, there are no changes to the procedures for purchasing or redeeming Fund shares.

   The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the BNY Mellon Small Cap Stock Fund, nor is it a solicitation of any proxy. Shareholders of record on the record date set by the Board of Directors will receive the combined prospectus and proxy statement relating to the Agreement (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective.

   The Prospectus of the Fund will be further supplemented or revised as material developments occur associated with the events contemplated above.

                  ******************************************

8. BNY Hamilton S&P 500 Index Fund

   On June 2, 2007, The Bank of New York Company, Inc., which is the parent company of The Bank of New York (the "Advisor"), the investment adviser to BNY Hamilton Funds, Inc. and each series thereof (the "BNY Hamilton Funds"), completed a merger with Mellon Financial Corporation to form The Bank of New York Mellon Corporation ("BNY Mellon"). As of the same date the Advisor became a wholly-owned subsidiary of BNY Mellon. Subsequently, the Advisor informed the Board of Directors of the BNY Hamilton Funds (the "Board") that it intended to formulate and present to the Board a plan that might recommend eliminating the BNY Hamilton Funds brand name and merging most of the existing BNY Hamilton Funds into funds in the Dreyfus or Mellon Private Wealth fund families. Both of these fund families are also part of the BNY Mellon asset management business.

   In connection with this initiative, on April 16, 2008 the Advisor recommended and the Board of Directors of the BNY Hamilton S&P 500 Index Fund (the "Fund") unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which your shares of the Fund will be exchanged for shares of total equal value in the Dreyfus BASIC S&P 500 Stock Index Fund. The transaction is expected to be tax-free to you. The Fund's expense ratio will not increase at this time because the Advisor has undertaken as necessary to waive its fees and/or reimburse expenses from the date of this supplement until two years following completion of the proposed transaction. The Dreyfus BASIC S&P 500 Stock Index Fund will be managed using substantially the same investment program as the current Fund.

   To effect the proposed transaction, The Dreyfus BASIC S&P 500 Stock Index Fund, a fund advised by The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon, will acquire all of the assets and assume all of the liabilities of the Fund in exchange for shares of the Dreyfus BASIC S&P 500 Stock Index Fund, which will be immediately distributed to Fund shareholders in complete liquidation of the Fund.

   The transaction is subject to the approval of the shareholders of the Fund and to the satisfaction of certain other conditions. Proxy materials relating to a special meeting of Fund shareholders are expected to be mailed to shareholders in late April, 2008. If the Agreement is approved by Fund shareholders and certain other conditions required by the Agreement are satisfied, the transaction is expected to occur late in September 2008.

   In the meantime, there are no changes to the procedures for purchasing or redeeming Fund shares.

   The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Dreyfus BASIC S&P 500 Stock Index Fund, nor is it a solicitation of any proxy. Shareholders of record on the record date set by the Board of Directors will receive the combined prospectus and proxy statement relating to the Agreement (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective.

   The Prospectus of the Fund will be further supplemented or revised as material developments occur associated with the events contemplated above.